Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
	As of December 31,
	2023	2022
Robots at warehouse	$4,743,645	$5,553,859
Security equipment	506,403	494,793
Impairment provision for inventories	(4,743,645)	(942,882)
Inventories	$506,403	$5,105,770